UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4078

Seligman Frontier Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Frontier Fund
Schedule of Investments (unaudited)
July 31, 2005
	Shares or Principal Amount		Value
Common Stocks 98.0%
Aerospace and Defense 2.5%
Ceradyne*	46,976	shs.	$ 1,492,662
Essex*	41,024		857,607
			2,350,269
Air Freight and Logistics 1.1%
UTI Worldwide	14,179		1,012,806
Biotechnology 5.3%
Alexion Pharmaceuticals*	20,000		520,400
Bioenvision*	90,700		677,075
Cubist Pharmaceuticals*	58,700		1,001,422
Maxygen*	44,195		393,998
Nabi Biopharmaceuticals*	29,100		436,936
Nektar Therapeutics*	26,552		498,116
OSI Pharmaceuticals*	20,600		851,398
ZymoGenetics*	29,280		520,013
			4,899,358
Capital Markets 2.4%
Affiliated Managers Group*	14,555		1,037,771
Apollo Investment	64,593		1,161,059
			2,198,830
Commercial Banks 1.7%
East West Bancorp	20,012		690,314
Sterling Bancshares	57,193		895,642
			1,585,956
Commercial Services and Supplies 9.7%
The Corporate Executive Board	16,462		1,327,413
Corrections Corporation of America*	23,748		892,687
DiamondCluster International*	122,060		1,160,180
Duratek*	33,200		826,514
Huron Consulting Group*	23,600		654,310
Mine Safety Appliances	28,890		1,412,721
Resources Connection*	67,630		2,028,562
Waste Connections*	21,223		764,028
			9,066,415
Communications Equipment 1.1%
Ixia*	29,171		575,544
Packeteer*	36,400		441,350
			1,016,894
Computers and Peripherals 0.6%
Stratasys*	17,777		540,154
Construction and Engineering 1.3%
Chicago Bridge & Iron (NY shares)	41,747		1,166,829
Distributors 0.3%
Prestige Brands Holdings*	23,501		264,386
Diversified Consumer Services 0.8%
Education Management*	22,644		786,766
Diversified Financial Services 0.5%
CapitalSource*	24,053		470,958
Diversified Telecommunication Services 0.6%
NeuStar (Class A)*	21,349		597,772
Electrical Equipment 1.1%
AMETEK	24,838		1,023,326
Electronic Equipment and Instruments 0.9%
Photon Dynamics*	43,900		831,246
Energy Equipment and Services 4.1%
Atwood Oceanics*	10,200		695,334
Pioneer Drilling*	34,033		513,218
Superior Energy Services*	39,426		841,351
Unit*	18,336		870,960
Universal Compression Holdings*	21,200		859,660
			3,780,523
Food and Staples Retailing 0.9%
Performance Food Group*	27,014		810,555
Health Care Equipment and Supplies 6.0%
Arrow International	21,897		688,880
Arthrocare*	22,800		833,112
Cytyc*	47,500		1,184,650
Gen-Probe*	20,700		910,593
Inverness Medical Innovation*	17,310		469,966
Molecular Devices*	23,000		489,670
PerkinElmer	48,000		1,007,040
			5,583,911
Health Care Providers and Services 6.4%
Apria Healthcare Group*	42,900		1,447,017
Chemed	12,804		550,572
Covance*	9,200		455,860
LabOne*	23,292		874,498
Pediatrix Medical Group*	16,699		1,309,536
Priority Healthcare*	46,741		1,285,611
			5,923,094
Hotels, Restaurants and Leisure 8.5%
Buffalo Wild Wings*	26,051		852,649
P.F. Chang's China Bistro*	17,413		991,845
Pinnacle Entertainment*	42,100		909,360
La Quinta*	119,847		1,078,623
RARE Hospitality International*	46,246		1,439,407
Sonic*	15,800		478,819
Texas Roadhouse (Class A)*	27,827		1,046,713
Williams Industries*	35,500		1,156,945
			7,954,361
Internet and Catalog Retail 1.8%
Audible*	38,252		687,771
Coldwater Creek*	34,495		956,029
			1,643,800
Internet Software and Services 0.7%
iVillage*	111,300		611,037
IT Services 3.5%
CACI International (Class A)*	20,003		1,315,997
Sapient*	106,922		835,595
SI International*	35,570		1,119,388
			3,270,980
Machinery 3.7%
Bucyrus International (Class A)	18,982		809,677
CLARCOR	22,562		703,934
Kaydon	33,020		1,018,997
Kennametal	19,325		918,517
			3,451,125
Media 1.3%
Harris Interactive*	116,248		473,711
Lions Gate Entertainment*	72,397		742,069
			1,215,780
Metals and Mining 0.7%
AMCOL International	33,660		668,151
Oil, Gas and Consumable Fuels 3.9%
Alpha Natural Resources*	36,600		1,024,800
Denbury Resources*	25,905		1,212,354
Plains Exploration & Production*	17,237		664,486
Range Resources	25,275		771,898
			3,673,538
Pharmaceuticals 1.8%
Medicines*	17,700		386,126
Medicis Pharmaceutical (Class A)	25,234		855,937
Theravance*	22,800		477,318
			1,719,381
Road and Rail 2.3%
Landstar System	36,462		1,214,732
Old Dominion Freight Line*	28,710		952,311
			2,167,043
Semiconductors and Semiconductor Equipment 6.6%
Actel*	35,651		553,125
ATMI*	33,985		1,081,573
DSP Group*	43,205		1,077,749
Formfactor*	19,571		511,097
Integrated Circuit Systems*	34,353		750,785
Microsemi*	49,822		1,065,942
Semtech*	62,374		1,144,875
			6,185,146
Software 10.3%
Agile Software*	69,834		453,572
Cogent*	24,800		745,612
Epicor Software*	97,982		1,452,583
FileNet*	55,852		1,579,495
Jack Henry & Associates	61,443		1,181,242
Hyperion Solutions*	22,034		1,035,708
Informatica*	114,963		1,214,584
Sonic Solutions*	47,800		916,326
Witness Systems*	54,500		1,063,295
			9,642,417
Specialty Retail 4.2%
Aeropostale*	23,800		710,430
AnnTaylor Stores*	30,740		792,170
The Children's Place Retail Stores*	10,300		470,143
Dick's Sporting Goods*	18,500		734,820
DSW (Class A)*	4,500		119,250
Petco Animal Supplies*	37,336		1,040,368
			3,867,181
Textiles, Apparel and Luxury Goods 1.4%
Warnaco Group*	37,550		913,779
Wolverine World Wide	18,675		410,850
			1,324,629
Total Common Stocks			91,304,617
Repurchase Agreement 1.8%
State Street Bank 3%, dated 7/29/2005, maturing 8/1/2005, in the amount of $1,733,433, collateralized by: $1,785,000 US Treasury Notes 3.50%, 2/15/2010, with a fair market value of $1,769,381	$1,733,000		1,733,000
Total Investments 99.8%			93,037,617

Other Assets Less Liabilities 0.2%			183,677

Net Assets 100.0%			$93,221,294

_____________________
* Non-income producing security.

The cost of investments for federal income tax purposes was $78,636,498. The tax basis gross unrealized appreciation and depreciation of porfolio securities were $16,477,053 and $2,075,934, respectivlely.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment manager, based on quotations provided by primary markets in such secutities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are value at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, amoung other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN FRONTIER FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 23, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 23, 2005

SELIGMAN FRONTIER FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.